Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	1 Months Ended			12 Months Ended
	Nov. 30, 2012	Aug. 31, 2011	May 31, 2010	Jan. 31, 2015	Jan. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.16%	1.60%	2.65%	1.77%	1.16%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years	5 years	5 years	5 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	86.00%	86.00%	93.00%	91.00%	81.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%	0.00%	0.00%